Consolidated Balance Sheets	Sep. 30, 2023 HKD ($)	Sep. 30, 2023 USD ($)	Sep. 30, 2022 HKD ($)
Current assets:
Cash and cash equivalent	$ 3,629,347	$ 463,471	$ 2,801,810
Accounts receivable, net	247,655	31,626	4,500
Rental deposit	119,548	15,266	119,548
Deferred cost of revenue	2,088,175	266,662	1,838,776
Deferred offering costs	18,758,367	2,395,460
Due from shareholders	100	13
Total current assets	25,526,630	3,259,773	6,107,874
Property and equipment, net	55,117	7,038	33,511
Intangible assets	4,605,133	588,080
Goodwill	10,176,959	1,299,607
Right of use asset-finance lease	166,716	21,290	415,336
Total non-current assets	15,003,925	1,916,015	448,847
TOTAL ASSETS	40,530,555	5,175,788	6,556,721
Current liabilities:
Bank loans – current	562,331	71,810	681,046
Accrued expenses and other liabilities	11,886,957	1,517,975	657,704
Lease liability-finance lease	116,834	14,920	111,738
Deferred revenue	5,168,876	660,070	6,209,827
Advance from customers	842,433	107,579	325,000
Deferred tax liabilities	844,274	107,815
Tax payables	233,259	29,787
Due to directors	444,379	56,748
Total current liabilities	20,099,343	2,566,704	9,050,884
Non-current liabilities
Bank loans – non-current	911,272	116,370	1,469,529
Lease liability-finance lease-non-current	143,057	18,268	259,897
Total non-current liabilities	1,054,329	134,638	1,729,426
TOTAL LIABILITIES	21,153,672	2,701,342	10,780,310
Shareholders’ equity (deficit)
Capital reserves	16,364,143	2,084,633
Accumulated other comprehensive income		8,190
Accumulated deficit	(6,987,360)	(892,291)	(4,243,589)
Total shareholders’ equity (deficit)	19,376,883	2,474,446	(4,223,589)
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY (DEFICIT)	40,530,555	5,175,788	6,556,721
Alpha Technology Group Limited
Shareholders’ equity (deficit)
Ordinary shares value	10,000,100	1,273,914
Neural Sense Limited
Shareholders’ equity (deficit)
Ordinary shares value			10,000
Techlution Service Limited
Shareholders’ equity (deficit)
Ordinary shares value			10,000
Related Party
Current assets:
Due from a related party	$ 683,438	$ 87,275	1,343,240
Current liabilities:
Due to related parties			$ 1,065,569